Investments Accounted for Using the Equity Method (Principal Activities of Material Associates) (Details) - CNY (¥) ¥ in Thousands			12 Months Ended
		Aug. 31, 2019	Dec. 31, 2020	Dec. 31, 2019
Shanghai Secco Petrochemical Company Limited ("Shanghai Secco") [member]
Disclosure of associates [line items]
Name of entity			Shanghai Secco Petrochemical Company Limited ("Shanghai Secco")	Shanghai Secco
Place of business/country of incorporation			PRC	PRC
Percentage of ownership interest			20.00%	20.00%
Principal activities			Manufacturing and distribution of chemical products	Manufacturing and distribution of chemical products
Measurement method			Equity	Equity
Investments in associates			¥ 2,731,547	¥ 2,724,360
Shanghai Chemical Industry Park Development Company Limited ("Chemical Industry") [member]
Disclosure of associates [line items]
Name of entity			Shanghai Chemical Industry Park Development Company Limited ("Chemical Industry")	Chemical Industry
Place of business/country of incorporation			PRC	PRC
Percentage of ownership interest			38.26%	38.26%
Principal activities			Planning, development and operation of the Chemical Industry Park in Shanghai, PRC	Planning, development and operation of the Chemical Industry Park in Shanghai, PRC
Measurement method			Equity	Equity
Investments in associates			¥ 1,907,791	¥ 1,797,210
Shanghai Jinsen Hydrocarbon Resins Company Limited ("Jinsen") [member]
Disclosure of associates [line items]
Name of entity			Shanghai Jinsen Hydrocarbon Resins Company Limited ("Jinsen")	Jinsen
Place of business/country of incorporation			PRC	PRC
Percentage of ownership interest			40.00%	40.00%
Principal activities			Production of resins products	Production of resins products
Measurement method			Equity	Equity
Investments in associates			¥ 51,244	¥ 54,537
Shanghai Azbil Automation Company Limited ("Azbil") [member]
Disclosure of associates [line items]
Name of entity			Shanghai Azbil Automation Company Limited ("Azbil")	Azbil
Place of business/country of incorporation			PRC	PRC
Percentage of ownership interest			40.00%	40.00%
Principal activities			Service and maintenance of building automation systems and products	Service and maintenance of building automation systems and products
Measurement method			Equity	Equity
Investments in associates			¥ 63,083	¥ 52,977
Shanghai Shidian Energy Company Limited ("Shidian Energy") [member]
Disclosure of associates [line items]
Name of entity	[1]		Shanghai Shidian Energy Company Limited ("Shidian Energy")	Shidian Energy
Place of business/country of incorporation	[1]		PRC	PRC
Percentage of ownership interest	[1]		40.00%	40.00%
Principal activities	[1]		Electric power supply	Electric power supply
Measurement method	[1]		Equity	Equity
Investments in associates			¥ 317,401	¥ 299,358
Shanghai Shidian Energy Company Limited ("Shidian Energy") [member] | Toufa [member]
Disclosure of associates [line items]
Percentage of ownership interest		40.00%		40.00%
Investments in associates				¥ 320,000
Shanghai Shidian Energy Company Limited ("Shidian Energy") [member] | Toufa [member] | Property, plant and equipment [member]
Disclosure of associates [line items]
Investments in associates				¥ 71,816
Pinghu China Aviation Oil Port Co., Ltd. ("Pinghu Port") [member] | Toufa [member]
Disclosure of associates [line items]
Percentage of ownership interest			29.00%
Investments in associates			¥ 27,603

[1]	In 2019, Toufa invested RMB 320,000 thousands to acquire 40% share of Shidian Energy, of which RMB 71,816 thousands was contributed by property, plant and equipment at fair market price.